Summary of Significant Accounting Policies - Estimated Useful Lives of Property, Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2023
Bottom of range [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years
Bottom of range [member] | Structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	4 years
Bottom of range [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	4 years
Bottom of range [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 years
Bottom of range [member] | Tools [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 years
Bottom of range [member] | Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 years
Bottom of range [member] | Finance lease assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	2 years
Top of range [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	50 years
Top of range [member] | Structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	50 years
Top of range [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	25 years
Top of range [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	20 years
Top of range [member] | Tools [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	20 years
Top of range [member] | Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	20 years
Top of range [member] | Finance lease assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	45 years
Top of range [member] | Bearer plants [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	20 years